Derivative financial instruments - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing derivatives | USD LIBOR
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 859	£ 806